Debt, Financings Committed Under Sale and Leaseback Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
New Huarong Facility [Member]
Debt [Abstract]
Maximum leverage ratio	85.00%
Asset cover ratio	117.60%
Minimum term of time charter assigned as security	12 months
New Huarong Facility [Member] | M/T Eco West Coast [Member]
Debt [Abstract]
Minimum free liquidity	$ 400
New Huarong Facility [Member] | M/T Eco Malibu [Member]
Debt [Abstract]
Minimum free liquidity	$ 500
Huarong Facility [Member]
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Asset cover ratio	120.00%
Minimum term of time charter assigned as security	12 months
AVIC Facility [Member]
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Asset cover ratio	120.00%
Minimum term of time charter assigned as security	12 months